RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
11 RELATED PARTIES
The Company's commercial and financial transactions with the controlling shareholder and Companies owned by the controlling shareholder Suzano Holding S.A. ("Suzano Group") were carried out at specific prices and conditions, as well as the corporate governance practices adopted by the Company, and those recommended and/or required by the applicable legislation.
The transactions refers mainly to:
Assets: (i) accounts receivable from the sale of pulp, paper, tissue and other products; (ii) interest on shareholder’s capital and dividends receivable; (iii) reimbursement for expenses; and (iv) social services;
Liabilities: (i) loan agreements;(ii) reimbursement for expenses; (iii) social services; (iv) real estate consulting; and (v) interest on shareholder’s capital and dividends payable.
Amounts in the statements of income: (i) sale of pulp, paper, tissue and other products; (ii) loan charges and exchange variation; (iii) social services and (viii) real estate consulting.
For the year ended December 31, 2025, there were no material changes in the terms of the agreements, deals and transactions entered into, nor were there any new contracts, agreements or transactions of any different nature entered into between the Company and its related parties.
11.1 Balances recognized in assets and liabilities and amounts of transactions during the year

	Assets		Liabilities		Sales (purchases), net
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2023
Transactions with majority shareholders
Suzano Holding S.A. (1)		4	(412,146)	(630,387)	(310)	66	9
Controller (1)			(219,817)	(336,205)
Management and related persons (1)			(36,053)	(55,627)
Alden Fundo de Investimento em Ações (1)			(30,444)	(52,764)
		4	(698,460)	(1,074,983)	(310)	66	9

Transactions with companies of the Suzano Group and other related parties
Management	914	61			1,399	538	(906)
Bexma Participações Ltda.	6				21	7	9
Bizma Investimentos Ltda.							7
Naman Capital Ltda.					7	9
Civelec Participações Ltda.	2,895	3,860					4,825
Fundação Arymax	5				13	5	3
Ibema Companhia Brasileira de Papel (2)	68,209	83,343	(658)	(1,413)	189,280	211,482	168,621
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	2	21			(4,961)	(5,173)	(5,549)
IPLF Holding S.A.		1			5	10	5
Mabex Representações e Participações Ltda.			(16)	(23)	(1,165)	(915)	(817)
Nemonorte Imóveis e Participações Ltda.			(7)		(186)	(177)	(178)
Woodspin Oy		203			625	854
	72,031	87,489	(681)	(1,436)	185,038	206,640	166,020
	72,031	87,493	(699,141)	(1,076,419)	184,728	206,706	166,029

Assets
Trade accounts receivable (Note 7)	68,209	83,545
Other assets	3,822	3,948
Liabilities
Trade accounts payable (Note 17)			(681)	(1,457)
Dividends and Interest on own capital payable (3)			(698,460)	(1,074,962)
	72,031	87,493	(699,141)	(1,076,419)
(1)Refers to dividends and interest on own capital payable.
(2)Refers mainly to the sale of pulp.
(3)The amount R$698,460 of refers to interest on own capital payable to the controlling shareholders and the amount of R$694,661 refers to other non-controlling shareholders, totaling R$1,393,121.

11.2 Management compensation
Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the year, are set out below:

	12/31/2025	12/31/2024	12/31/2023
Short-term benefits
Salary or compensation	40,480	48,469	49,165
Direct and indirect benefits	1,331	1,896	2,286
Bonus	23,901	14,881	10,829
	65,712	65,246	62,280
Long-term benefits
Share-based compensation plan	92,114	99,051	42,130
	92,114	99,051	42,130
	157,826	164,297	104,410
Short-term benefits include fixed compensation (salaries and fees, vacation pay, mandatory bonus and “13th month’s salary” bonus), payroll charges (Company’s share of contributions to social security – “INSS”) and variable compensation such as profit sharing, bonuses and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).
Long-term benefits include phantom shares, performance shares, and share appreciation rights (SAR) for executives and key members of Management, in accordance with specific regulations, as disclosed in Note 22.